Goodwill - Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	$ 917,352,974	$ 915,044,725
Foreign currency exchange difference	(1,647,605)	2,308,249
Closing balance	915,705,369	917,352,974
Empresa Electrica de Colina Ltda. [Member] | Empresa Electrica de Colina Ltda. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	2,240,478	2,240,478
Foreign currency exchange difference	0	0
Closing balance	2,240,478	2,240,478
Enel Distribucion Chile S.A. [Member] | Enel Distribucion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	128,374,362	128,374,362
Foreign currency exchange difference	0	0
Closing balance	128,374,362	128,374,362
Enel Generación Chile S.A. [Member] | Enel Generacion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	756,642,815	731,782,459
Transfer Merger by Absorption		24,860,356
Foreign currency exchange difference	0	0
Closing balance	756,642,815	756,642,815
GasAtacama Chile [Member] | Enel Generacion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	0	24,860,356
Transfer Merger by Absorption		(24,860,356)
Foreign currency exchange difference	0	0
Closing balance	0	0
Almeyda Solar Spa [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	21,820,403	20,146,823
Foreign currency exchange difference	(1,194,585)	1,673,580
Closing balance	20,625,818	21,820,403
Geotérmica del Norte [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	81,930	75,646
Foreign currency exchange difference	(4,485)	6,284
Closing balance	77,445	81,930
Parque Eólico Talinay Oriente [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	8,192,986	7,564,601
Foreign currency exchange difference	(448,535)	628,385
Closing balance	$ 7,744,451	$ 8,192,986